SHORT TERM AND LONG-TERM DEBT - Short Term and Long-Term Debt Components (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Feb. 29, 2020	Jul. 31, 2019	Apr. 30, 2019
Debt Instrument [Line Items]
Total debt	$ 1,653,717,000	$ 1,419,259,000
Current portion of debt	(82,522,000)	(68,340,000)
Long-term portion of debt issuance costs	(15,847,000)	(13,906,000)
Long-term debt	1,555,348,000	1,337,013,000
$629 million term loan facility
Debt Instrument [Line Items]
Face amount				$ 629,000,000
$125 Million Facility
Debt Instrument [Line Items]
Face amount			$ 125,000,000
Floating Rate Debt
Debt Instrument [Line Items]
Total debt	1,285,674,000	1,088,905,000
Floating Rate Debt | $250 Million Term Loan Facility
Debt Instrument [Line Items]
Total debt	226,563,000	232,813,000
Maximum borrowing capacity						$ 250,000,000
Floating Rate Debt | $50 million term loan under $100 Million Facility
Debt Instrument [Line Items]
Total debt	45,396,000	46,711,000
Face amount					$ 50,000,000
Floating Rate Debt | Flex Rainbow Sale and Leaseback
Debt Instrument [Line Items]
Total debt	135,844,000	139,781,000
Floating Rate Debt | $629 million term loan facility
Debt Instrument [Line Items]
Total debt	627,383,000	513,200,000
Floating Rate Debt | Flex Amber Sale and Leaseback
Debt Instrument [Line Items]
Total debt	152,050,000	156,400,000
Floating Rate Debt | $100 million term loan under $125 Million Facility
Debt Instrument [Line Items]
Total debt	98,438,000	0
Maximum borrowing capacity	100,000,000
Fixed Rate Debt
Debt Instrument [Line Items]
Total debt	277,647,000	283,643,000
Fixed Rate Debt | Hyundai Glovis Sale and Charterback
Debt Instrument [Line Items]
Total debt	277,647,000	283,643,000
Line of Credit
Debt Instrument [Line Items]
Total debt	90,396,000	46,711,000
Line of Credit | 100 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity					100,000,000
Line of Credit | $50 million revolving tranche under $100 Million Facility
Debt Instrument [Line Items]
Total debt	65,396,000	46,711,000
Face amount					$ 50,000,000
Line of Credit | $125 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	125,000,000
Line of Credit | $25 million revolving tranche under $125 Million Facility
Debt Instrument [Line Items]
Total debt	25,000,000	$ 0
Face amount	$ 25,000,000